SHARE REPURCHASE PROGRAM	12 Months Ended
Dec. 31, 2014
SHARE REPURCHASE PROGRAM

20. SHARE REPURCHASE PROGRAM

In December 2012, the Company’s Board approved share buyback of up to US$10 million of its ADSs over the next 12 months. Under this share repurchase program, the Company spent an aggregate purchase consideration of approximately US$0.1 million and repurchased approximately 0.04 million shares of its ADSs during the year ended December 31, 2012. During the year ended December 31, 2013, the Company spent approximately US$4.6 million and repurchased approximately 1.7 million shares of ADSs.